Income Taxes (Schedule of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Deferred tax assets:
Net operating loss carryforward	$ 19,209	$ 16,830
Research credits	56	56
Expenses recognized for granting of options and warrants	2,120	1,554
Accrued expenses and reserves	35	20
Valuation allowance	(21,420)	(18,460)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0